Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2027	Jun. 30, 2026
Loss Contingencies [Line Items]
Future minimum contractual charter revenue	$ 22,123,750
Payments to Acquire Property, Plant, and Equipment	$ 129,475,947
Subsequent Event [Member]
Loss Contingencies [Line Items]
Future minimum contractual charter revenue		$ 2,236,000	$ 10,201,750